(LOSS)/EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Apr. 23, 2018	Oct. 05, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic (loss)/earnings per share	$ (0.70)	$ 0.57
Diluted (loss)/earnings per share	$ (0.70)	$ 0.56
Debt paid in cash	$ 342,062	$ 3,400
Senior Unsecured Convertible Bonds due 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate			4.875%
Issued shares excluded from weighted average common shares outstanding	3,765,842
Shares issuable under a share lending arrangement			7,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate				5.75%
Issued shares excluded from weighted average common shares outstanding				8,000,000